UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2014

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.0%
Delphi Automotive PLC	27,700	$1,904,098
Goodyear Tire & Rubber Co.	23,500	652,830
Johnson Controls Inc.	73,200	3,654,876
Lear Corp.	8,800	786,016
TRW Automotive Holdings Corp.	12,500	1,119,000	*

Total Auto Components		8,116,820

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	45,400	1,709,310
Hyatt Hotels Corp., Class A Shares	3,300	201,234	*
McDonald’s Corp.	43,200	4,351,968
Royal Caribbean Cruises Ltd.	18,000	1,000,800
Wyndham Worldwide Corp.	5,600	424,032

Total Hotels, Restaurants & Leisure		7,687,344

Household Durables - 0.3%
Newell Rubbermaid Inc.	30,700	951,393
PulteGroup Inc.	29,000	584,640
Tupperware Brands Corp.	5,600	468,720
Whirlpool Corp.	6,000	835,320

Total Household Durables		2,840,073

Leisure Products - 0.1%
Hasbro Inc.	13,800	732,090

Media - 3.3%
DIRECTV	58,600	4,981,586	*
Gannett Co. Inc.	24,400	763,964
Omnicom Group Inc.	23,500	1,673,670
Time Warner Inc.	153,900	10,811,475
Viacom Inc., Class B Shares	99,600	8,638,308

Total Media		26,869,003

Multiline Retail - 1.0%
Dillard’s Inc., Class A Shares	3,000	349,830
Kohl’s Corp.	23,200	1,222,176
Macy’s Inc.	85,100	4,937,502
Nordstrom Inc.	18,800	1,277,084

Total Multiline Retail		7,786,592

Specialty Retail - 0.4%
AutoNation Inc.	9,600	572,928	*
AutoZone Inc.	3,500	1,876,840	*
Foot Locker Inc.	11,200	568,064
Penske Automotive Group Inc.	9,700	480,150

Total Specialty Retail		3,497,982

TOTAL CONSUMER DISCRETIONARY		57,529,904

CONSUMER STAPLES - 8.7%
Beverages - 0.3%
Coca-Cola Enterprises Inc.	28,600	1,366,508
Dr. Pepper Snapple Group Inc.	15,100	884,558

Total Beverages		2,251,066

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	131,400	9,903,618
Kroger Co.	55,700	2,753,251
Sysco Corp.	53,300	1,996,085
Wal-Mart Stores Inc.	306,400	23,001,448

Total Food & Staples Retailing		37,654,402

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Food Products - 1.5%
Archer-Daniels-Midland Co.	70,400	$3,105,344
Bunge Ltd.	13,100	990,884
Campbell Soup Co.	5,900	270,279
General Mills Inc.	67,800	3,562,212
Ingredion Inc.	3,200	240,128
Kellogg Co.	15,700	1,031,490
Kraft Foods Group Inc.	26,000	1,558,700
Pilgrim’s Pride Corp.	19,900	544,464	*
Tyson Foods Inc., Class A Shares	30,200	1,133,708

Total Food Products		12,437,209

Household Products - 0.6%
Energizer Holdings Inc.	5,900	719,977
Kimberly-Clark Corp.	40,900	4,548,898

Total Household Products		5,268,875

Tobacco - 1.7%
Altria Group Inc.	183,600	7,700,184
Lorillard Inc.	40,000	2,438,800
Reynolds American Inc.	58,100	3,506,335

Total Tobacco		13,645,319

TOTAL CONSUMER STAPLES		71,256,871

ENERGY - 11.4%
Energy Equipment & Services - 0.8%
Baker Hughes Inc.	33,500	2,494,075
National-Oilwell Varco Inc.	45,900	3,779,865
Patterson-UTI Energy Inc.	11,100	387,834
Superior Energy Services Inc.	12,000	433,680

Total Energy Equipment & Services		7,095,454

Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	16,800	1,690,416
Chesapeake Energy Corp.	51,000	1,585,080
Chevron Corp.	35,900	4,686,745
ConocoPhillips	166,400	14,265,472
CONSOL Energy Inc.	17,600	810,832
Devon Energy Corp.	43,300	3,438,020
Energen Corp.	900	79,992
Exxon Mobil Corp.	330,600	33,284,808
Hess Corp.	36,800	3,639,152
HollyFrontier Corp.	10,000	436,900
Marathon Oil Corp.	67,800	2,706,576
Marathon Petroleum Corp.	22,400	1,748,768
Murphy Oil Corp.	18,400	1,223,232
Occidental Petroleum Corp.	86,200	8,846,706
Phillips 66	65,400	5,260,122
QEP Resources Inc.	13,800	476,100
Tesoro Corp.	5,700	334,419
Valero Energy Corp.	52,300	2,620,230

Total Oil, Gas & Consumable Fuels		87,133,570

TOTAL ENERGY		94,229,024

EXCHANGE-TRADED FUNDS - 1.0%
iShares Trust - iShares Russell 1000 Value Index Fund	80,500	8,152,235

FINANCIALS - 25.0%
Banks - 11.7%
Bank of America Corp.	1,149,700	17,670,889
Comerica Inc.	19,900	998,184
Commerce Bancshares Inc.	10,200	474,300
Cullen/Frost Bankers Inc.	5,600	444,752
Fifth Third Bancorp	91,100	1,944,985

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Banks - 11.7% (continued)
Huntington Bancshares Inc.	88,800	$847,152
JPMorgan Chase & Co.	440,800	25,398,896
KeyCorp	97,200	1,392,876
PNC Financial Services Group Inc.	56,800	5,058,040
Regions Financial Corp.	149,400	1,586,628
SunTrust Banks Inc.	57,400	2,299,444
U.S. Bancorp	177,600	7,693,632
Wells Fargo & Co.	572,400	30,085,344
Zions Bancorporation	19,800	583,506

Total Banks		96,478,628

Capital Markets - 4.2%
Ameriprise Financial Inc.	21,200	2,544,000
Bank of New York Mellon Corp.	123,200	4,617,536
BlackRock Inc.	18,000	5,752,800
Franklin Resources Inc.	68,000	3,933,120
Goldman Sachs Group Inc.	48,200	8,070,608
Invesco Ltd.	47,500	1,793,125
Morgan Stanley	209,600	6,776,368
Northern Trust Corp.	22,400	1,438,304

Total Capital Markets		34,925,861

Consumer Finance - 2.4%
American Express Co.	115,400	10,947,998
Capital One Financial Corp.	54,600	4,509,960
Discover Financial Services	51,800	3,210,564
Navient Corp.	41,700	738,507

Total Consumer Finance		19,407,029

Diversified Financial Services - 0.2%
Principal Financial Group Inc.	31,500	1,590,120
Voya Financial Inc.	11,200	407,008

Total Diversified Financial Services		1,997,128

Insurance - 6.4%
ACE Ltd.	36,300	3,764,310
AFLAC Inc.	49,900	3,106,275
Alleghany Corp.	1,700	744,804	*
Allstate Corp.	49,600	2,912,512
American Financial Group Inc.	23,300	1,387,748
American International Group Inc.	158,000	8,623,640
Arch Capital Group Ltd.	14,100	809,904	*
Assurant Inc.	8,000	524,400
Assured Guaranty Ltd.	13,900	340,550
Axis Capital Holdings Ltd.	12,200	540,216
Chubb Corp.	67,000	6,175,390
Cincinnati Financial Corp.	14,700	706,188
Everest Re Group Ltd.	5,300	850,597
Genworth Financial Inc., Class A Shares	38,000	661,200	*
HCC Insurance Holdings Inc.	14,400	704,736
Lincoln National Corp.	28,400	1,460,896
Old Republic International Corp.	27,900	461,466
PartnerRe Ltd.	5,800	633,418
Prudential Financial Inc.	49,600	4,402,992
Reinsurance Group of America Inc.	8,800	694,320
RenaissanceRe Holdings Ltd.	12,300	1,316,100
Torchmark Corp.	25,000	2,048,000
Travelers Cos. Inc.	82,500	7,760,775
Unum Group	28,300	983,708
W.R. Berkley Corp.	9,700	449,207
XL Group PLC	11,900	389,487

Total Insurance		52,452,839

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	47,300	755,854

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.1% (continued)
People’s United Financial Inc.	5,900	$89,503

Total Thrifts & Mortgage Finance		845,357

TOTAL FINANCIALS		206,106,842

HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen Inc.	80,600	9,540,622

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	10,200	737,460
Becton, Dickinson & Co.	20,800	2,460,640
CareFusion Corp.	17,800	789,430	*
Medtronic Inc.	106,800	6,809,568
St. Jude Medical Inc.	30,600	2,119,050
Zimmer Holdings Inc.	34,700	3,603,942

Total Health Care Equipment & Supplies		16,520,090

Health Care Providers & Services - 2.7%
Cardinal Health Inc.	36,300	2,488,728
CIGNA Corp.	30,200	2,777,494
HCA Holdings Inc.	34,100	1,922,558	*
Humana Inc.	16,800	2,145,696
Laboratory Corporation of America Holdings	3,800	389,120	*
UnitedHealth Group Inc.	108,800	8,894,400
WellPoint Inc.	31,900	3,432,759

Total Health Care Providers & Services		22,050,755

Pharmaceuticals - 5.2%
AbbVie Inc.	69,500	3,922,580
Merck & Co. Inc.	313,200	18,118,620
Pfizer Inc.	708,500	21,028,280

Total Pharmaceuticals		43,069,480

TOTAL HEALTH CARE		91,180,947

INDUSTRIALS - 13.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	40,600	4,731,930
Honeywell International Inc.	63,700	5,920,915
Huntington Ingalls Industries Inc.	2,100	198,639
L-3 Communications Holdings Inc.	9,600	1,159,200
Lockheed Martin Corp.	34,500	5,545,185
Northrop Grumman Corp.	31,900	3,816,197
Raytheon Co.	34,600	3,191,850
Rockwell Collins Inc.	14,400	1,125,216

Total Aerospace & Defense		25,689,132

Airlines - 0.7%
Alaska Air Group Inc.	7,500	712,875
Delta Air Lines Inc.	67,800	2,625,216
Southwest Airlines Co.	75,500	2,027,930

Total Airlines		5,366,021

Building Products - 0.0%
Owens Corning Inc.	9,000	348,120

Commercial Services & Supplies - 0.2%
Republic Services Inc.	33,200	1,260,604

Construction & Engineering - 0.2%
Fluor Corp.	17,400	1,338,060
Quanta Services Inc.	18,500	639,730	*

Total Construction & Engineering		1,977,790

Electrical Equipment - 0.6%
Emerson Electric Co.	69,200	4,592,112

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Industrial Conglomerates - 4.4%
General Electric Co.	1,180,900	$31,034,052
United Technologies Corp.	46,400	5,356,880

Total Industrial Conglomerates		36,390,932

Machinery - 2.4%
Caterpillar Inc.	48,000	5,216,160
Cummins Inc.	18,300	2,823,507
Deere & Co.	28,300	2,562,565
Dover Corp.	16,100	1,464,295
Ingersoll-Rand PLC	20,100	1,256,451
Joy Global Inc.	7,700	474,166
Lincoln Electric Holdings Inc.	6,200	433,256
Oshkosh Corp.	9,400	521,982
PACCAR Inc.	6,700	420,961
Parker Hannifin Corp.	16,000	2,011,680
Snap-on Inc.	6,200	734,824
Stanley Black & Decker Inc.	17,100	1,501,722
Terex Corp.	7,900	324,690
Trinity Industries Inc.	7,300	319,156

Total Machinery		20,065,415

Professional Services - 0.1%
Dun & Bradstreet Corp.	4,200	462,840

Road & Rail - 1.4%
AMERCO	1,400	407,064
CSX Corp.	109,000	3,358,290
Norfolk Southern Corp.	33,500	3,451,505
Union Pacific Corp.	44,600	4,448,850

Total Road & Rail		11,665,709

TOTAL INDUSTRIALS		107,818,675

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.8%
Cisco Systems Inc.	96,600	2,400,510
Harris Corp.	11,400	863,550
Juniper Networks Inc.	36,300	890,802	*
Motorola Solutions Inc.	19,500	1,298,115
QUALCOMM Inc.	121,800	9,646,560

Total Communications Equipment		15,099,537

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	10,700	646,387	*
Avnet Inc.	23,200	1,027,992
Corning Inc.	156,400	3,432,980

Total Electronic Equipment, Instruments & Components		5,107,359

IT Services - 0.9%
Accenture PLC, Class A Shares	48,500	3,920,740
Computer Sciences Corp.	15,900	1,004,880
Global Payments Inc.	7,300	531,805
Xerox Corp.	131,800	1,639,592

Total IT Services		7,097,017

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	241,200	7,453,080
KLA-Tencor Corp.	12,700	922,528
Lam Research Corp.	12,400	837,992
NVIDIA Corp.	62,000	1,149,480

Total Semiconductors & Semiconductor Equipment		10,363,080

Software - 4.9%
Broadridge Financial Solutions Inc.	9,100	378,924
Microsoft Corp.	633,400	26,412,780

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Software - 4.9% (continued)
Oracle Corp.	341,900	$13,857,207

Total Software		40,648,911

Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc.	449,500	41,772,035
EMC Corp.	145,900	3,843,006
Hewlett-Packard Co.	205,700	6,927,976
SanDisk Corp.	22,400	2,339,232
Western Digital Corp.	25,200	2,325,960

Total Technology Hardware, Storage & Peripherals		57,208,209

TOTAL INFORMATION TECHNOLOGY		135,524,113

MATERIALS - 2.9%
Chemicals - 2.2%
Albemarle Corp.	8,500	607,750
Ashland Inc.	8,400	913,416
Celanese Corp., Series A Shares	17,100	1,099,188
CF Industries Holdings Inc.	4,100	986,173
E.I. du Pont de Nemours & Co.	81,100	5,307,184
Eastman Chemical Co.	11,500	1,004,525
Huntsman Corp.	25,800	724,980
LyondellBasell Industries NV, Class A Shares	60,000	5,859,000
Rockwood Holdings Inc.	5,700	433,143
Westlake Chemical Corp.	14,400	1,206,144

Total Chemicals		18,141,503

Containers & Packaging - 0.5%
Avery Dennison Corp.	7,400	379,250
Ball Corp.	10,700	670,676
Bemis Co. Inc.	11,100	451,326
Crown Holdings Inc.	15,400	766,304	*
MeadWestvaco Corp.	12,800	566,528
Owens-Illinois Inc.	17,600	609,664	*
Packaging Corp. of America	7,600	543,324
Sonoco Products Co.	10,100	443,693

Total Containers & Packaging		4,430,765

Metals & Mining - 0.1%
Allegheny Technologies Inc.	2,000	90,200
Nucor Corp.	12,900	635,325
Steel Dynamics Inc.	20,000	359,000

Total Metals & Mining		1,084,525

Paper & Forest Products - 0.1%
International Paper Co.	8,200	413,854

TOTAL MATERIALS		24,070,647

UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co. Inc.	37,400	2,085,798
Duke Energy Corp.	54,200	4,021,098
Edison International	25,000	1,452,750
Exelon Corp.	65,800	2,400,384
Northeast Utilities	29,400	1,389,738

Total Electric Utilities		11,349,768

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	79,400	1,234,670

Multi-Utilities - 0.8%
Alliant Energy Corp.	11,900	724,234
Ameren Corp.	26,000	1,062,880
MDU Resources Group Inc.	17,100	600,210
OGE Energy Corp.	3,800	148,504
Public Service Enterprise Group Inc.	41,500	1,692,785

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY		SHARES	VALUE
Multi-Utilities - 0.8% (continued)
Sempra Energy		18,300	$1,916,193
Wisconsin Energy Corp.		16,300	764,796

Total Multi-Utilities			6,909,602

Water Utilities - 0.1%
American Water Works Co. Inc.		15,600	771,420

TOTAL UTILITIES			20,265,460

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $605,829,577)			816,134,718

RATE		FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund (Cost - $7,015,045)	0.066%	$7,015,045	7,015,045

TOTAL INVESTMENTS - 100.1% (Cost - $612,844,622#)			823,149,763
Liabilities in Excess of Other Assets - (0.1)%			(810,402)

TOTAL NET ASSETS - 100.0%			$822,339,361

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$816,134,718	—	—	$816,134,718
Short-term investments†	7,015,045	—	—	7,015,045

Total investments	$823,149,763	—	—	$823,149,763

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$210,781,559
Gross unrealized depreciation	(476,418)

Net unrealized appreciation	$210,305,141

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 20, 2014